Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepayments And Other Current Assets
Prepaid expenses		$ 3,400,080	$ 3,370,757
Prepaid software license		378,488	89,822
Refundable income and franchise taxes		733,553	733,553
Security deposits		92,494	96,135
Other receivables		62,648	20,468
Prepayments and other current assets	$ 8,856,607	$ 4,667,263	$ 4,310,735